Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	[1]	Sep. 30, 2014	Sep. 30, 2013
Extraordinary and Unusual Items [Abstract]
Intangible asset impairment	$ 2,074		$ 2,074		$ 0	$ 0
Management Security Plan adjustment		$ 575			$ 575

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.